Business And Summary Of Significant Accounting Policies (Schedule Of Estimated Useful Lives For Each Major Category Of Amortizable Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2012
Minimum [Member] | Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	20 years
Minimum [Member] | Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Technological Know-How [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Customer Related Intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	20 years
Maximum [Member] | Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Technological Know-How [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	9 years
Maximum [Member] | Customer Related Intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	14 years